Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	¥ 256,978	¥ 123,606
Trade and other receivables	37,644	42,892
Other financial assets, current	15,915	13,258
Contract assets	339
Inventories	4,887	3,455
Other current assets	9,751	7,438
Total current assets	325,514	190,649
Non-current assets
Property and equipment	24,726	15,125
Goodwill	17,095	16,767
Other intangible assets	5,298	6,486
Investments in associates and joint ventures	53,921	24,844
Other financial assets, non-current	42,287	32,084
Deferred tax assets	17,107	16,492
Other non-currentassets	639	992
Total non-currentassets	161,073	112,790
Total assets	486,587	303,439
Current liabilities
Trade and other payables	34,985	28,810
Other financial liabilities, current	36,726	28,003
Accrued expenses	18,405	12,087
Income tax payables	4,855	2,365
Contract liabilities	24,637
Advances received		17,975
Deferred revenue		9,246
Provisions, current	2,581	991
Other current liabilities	1,037	1,940
Total current liabilities	123,226	101,417
Non-currentliabilities
Corporate bonds	142,132
Other financial liabilities, non-current	527	602
Deferred tax liabilities	503	1,573
Provisions, non-current	3,309	3,060
Post-employment benefits	6,943	6,162
Other non-currentliabilities	1,433	648
Total non-current liabilities	154,847	12,045
Total liabilities	278,073	113,462
Shareholders' equity
Share capital	96,064	92,369
Share premium	118,626	93,560
Treasury shares	(8,205)	(4,000)
Accumulated deficit	(5,556)	(4,294)
Accumulated other comprehensive income	(2,013)	7,440
Equity attributable to the shareholders of the Company	198,916	185,075
Non-controlling interests	9,598	4,902
Total shareholders' equity	208,514	189,977
Total liabilities and shareholders' equity	¥ 486,587	¥ 303,439